Significant Accounting Policies - Adjusted Comparative Information (Details) - GBP (£) £ in Thousands	12 Months Ended	15 Months Ended	16 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Apr. 01, 2021	Mar. 04, 2021	Jun. 30, 2020	[1]
Disclosure Of Comparative Information Adjustments [Line Items]
Goodwill	£ 126,142 [1]	£ 145,916	£ 145,916			£ 56,995
FIVE And Levvel LLC
Disclosure Of Comparative Information Adjustments [Line Items]
Goodwill	126,142
Intangible assets	67,882
Trade and other payables	78,528
Deferred consideration	673
Deferred tax liability	10,124
FIVE And Levvel LLC | Previously stated
Disclosure Of Comparative Information Adjustments [Line Items]
Goodwill	124,417
Intangible assets	69,550
Trade and other payables	78,634
Deferred consideration	624
Deferred tax liability	10,010
FIVE
Disclosure Of Comparative Information Adjustments [Line Items]
Goodwill	15,600	15,561	15,561		£ 15,932
Adjustments to goodwill			(371)
Trade and other payables		1,129	1,129		1,235
Deferred consideration		2,653	2,653		2,653
Adjustments to deferred consideration			0
Deferred tax liability		1,844	1,844		£ 1,730
FIVE | Adjustments
Disclosure Of Comparative Information Adjustments [Line Items]
Adjustments to goodwill	(371)
Adjustments to intangible assets	428
Adjustments to trade and other payables	(106)
Adjustments to deferred consideration	49
Adjustments to deferred tax liabilities	114
Levvel
Disclosure Of Comparative Information Adjustments [Line Items]
Goodwill	27,200	27,153	27,153	£ 25,057
Adjustments to goodwill		2,096
Intangible assets		0	0	157
Trade and other payables		£ 5,093	£ 5,093	5,093
Deferred consideration				£ 1,744
Levvel | Adjustments
Disclosure Of Comparative Information Adjustments [Line Items]
Adjustments to goodwill	2,096
Adjustments to intangible assets	(2,096)
Adjustments to trade and other payables	0
Adjustments to deferred consideration	0
Adjustments to deferred tax liabilities	£ 0

[1]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).